Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2013
Fidelity Nasdaq Composite Index Tracking Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.09%
Other expenses		0.20%
License Fee	0.06%
Other	0.14%
Total annual fund operating expensesA		0.53%
Fee Waiver and/or expense reimbursementB		0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursementA		0.22%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or reimbursement in the fee table exceed the contractual expense limitation of the fund.

B Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.
1 year	$ 23
3 years	$ 133
5 years	$ 260
10 years	$ 630